STOCKHOLDERS' DEFICIT (Schedule of Assumptions on Date of Valuation Utilizing for Fair Value of Warrants) (Details) - $ / shares			9 Months Ended	12 Months Ended
	Jan. 12, 2016	Feb. 10, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants price (on dollars per shares)		$ 1.59
Stock price (in dollars per share)		1.59
Exercise price (in dollars per share)		$ 3.00
Risk free interest rate (as a percent)		1.05%
Expected term (years)		2 years 7 months 6 days
Expected volatility (as a percent)		183.00%
Expected dividends (as a percent)		0.00%
Warrant [Member]
Warrants price (on dollars per shares)				$ 0.70	$ 0.70
Stock price (in dollars per share)				1.03
Exercise price (in dollars per share)				$ 3.00
Risk free interest rate (as a percent)				0.88%
Expected term (years)				3 years 18 days
Expected volatility (as a percent)				146.00%
Expected dividends (as a percent)				0.00%
Stock Options [Member]
Warrants price (on dollars per shares)	$ 0.20		$ 0.70	$ 0.70
Stock price (in dollars per share)	0.20		0.70	0.70
Exercise price (in dollars per share)	$ 0.20		$ 0.70	$ 0.70
Risk free interest rate (as a percent)	1.98%		1.98%	1.98%
Expected term (years)	10 years		10 years	10 years
Expected volatility (as a percent)	173.00%		173.00%	173.00%
Expected dividends (as a percent)	0.00%		0.00%	0.00%